Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

JOHNS MANVILLE EMPLOYEES 401(k) PLAN

EIN 84-0856796

Plan Number: 005

FORM 5500, SCHEDULE H, PART IV, QUESTION 4a — SCHEDULE OF DELINQUENT PARTICIPANT

CONTRIBUTIONS FOR THE YEAR ENDED DECEMBER 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions			Total Fully Corrected
Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Corrected thru VFCP	Under VFCP and PTE 2002-51
Check here if late participant loan contributions are included. X
Certain 2024 participant contributions	$—	$—	$1,657,130	$—